UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

International Value Equity Fund

Investor Class (TRIGX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Investor Class	$98	0.87%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,524	9,833	9,684
2015	10,393	10,681	10,535
2015	10,323	10,540	10,286
2015	9,559	9,993	9,577
2016	8,756	9,003	8,414
2016	9,295	9,686	9,143
2016	9,323	9,746	9,000
2016	9,330	9,671	9,255
2017	9,556	10,087	9,856
2017	10,262	10,780	10,415
2017	10,844	11,478	11,046
2017	11,135	11,937	11,403
2018	11,753	12,871	12,313
2018	11,291	12,344	11,798
2018	11,008	12,213	11,463
2018	9,831	11,119	10,526
2019	9,859	11,260	10,622
2019	10,310	11,947	10,994
2019	9,974	11,895	10,664
2019	10,577	12,347	11,106
2020	10,727	12,623	11,139
2020	8,608	10,592	8,743
2020	9,330	11,696	9,348
2020	9,055	11,500	9,061
2021	11,221	13,752	11,166
2021	12,390	14,816	12,322
2021	12,517	15,241	12,425
2021	12,970	15,430	12,532
2022	12,892	14,718	12,609
2022	11,644	13,609	11,888
2022	11,302	13,059	11,196
2022	10,331	11,881	10,483
2023	12,682	14,302	12,692
2023	12,883	14,755	12,884
2023	13,555	15,252	13,461
2023	12,355	13,592	12,382
2024	13,670	15,733	14,006
2024	14,601	16,124	14,494
2024	15,567	16,962	15,332
2024	15,437	16,714	15,199

202411-4029887, 202412-3916152

F127-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (Investor Class)	24.95%	7.86%	4.44%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	6.24	5.27
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	6.47	4.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$12,105,262
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$6,736
  Portfolio Turnover Rate15.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

Investor Class (TRIGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Value Equity Fund

Advisor Class (PAIGX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Advisor Class	$122	1.09%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,509	9,833	9,684
2015	10,378	10,681	10,535
2015	10,302	10,540	10,286
2015	9,537	9,993	9,577
2016	8,727	9,003	8,414
2016	9,263	9,686	9,143
2016	9,284	9,746	9,000
2016	9,284	9,671	9,255
2017	9,505	10,087	9,856
2017	10,203	10,780	10,415
2017	10,773	11,478	11,046
2017	11,058	11,937	11,403
2018	11,661	12,871	12,313
2018	11,196	12,344	11,798
2018	10,912	12,213	11,463
2018	9,735	11,119	10,526
2019	9,760	11,260	10,622
2019	10,196	11,947	10,994
2019	9,856	11,895	10,664
2019	10,440	12,347	11,106
2020	10,579	12,623	11,139
2020	8,489	10,592	8,743
2020	9,196	11,696	9,348
2020	8,914	11,500	9,061
2021	11,042	13,752	11,166
2021	12,192	14,816	12,322
2021	12,308	15,241	12,425
2021	12,740	15,430	12,532
2022	12,663	14,718	12,609
2022	11,431	13,609	11,888
2022	11,092	13,059	11,196
2022	10,129	11,881	10,483
2023	12,431	14,302	12,692
2023	12,626	14,755	12,884
2023	13,274	15,252	13,461
2023	12,091	13,592	12,382
2024	13,378	15,733	14,006
2024	14,276	16,124	14,494
2024	15,208	16,962	15,332
2024	15,083	16,714	15,199

202411-4029887, 202412-3916152

F227-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (Advisor Class)	24.74%	7.63%	4.20%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	6.24	5.27
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	6.47	4.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$12,105,262
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$6,736
  Portfolio Turnover Rate15.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

Advisor Class (PAIGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Value Equity Fund

R Class (RRIGX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - R Class	$149	1.33%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	R Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,508	9,833	9,684
2015	10,365	10,681	10,535
2015	10,289	10,540	10,286
2015	9,515	9,993	9,577
2016	8,706	9,003	8,414
2016	9,231	9,686	9,143
2016	9,245	9,746	9,000
2016	9,238	9,671	9,255
2017	9,446	10,087	9,856
2017	10,134	10,780	10,415
2017	10,692	11,478	11,046
2017	10,964	11,937	11,403
2018	11,555	12,871	12,313
2018	11,088	12,344	11,798
2018	10,796	12,213	11,463
2018	9,622	11,119	10,526
2019	9,638	11,260	10,622
2019	10,061	11,947	10,994
2019	9,712	11,895	10,664
2019	10,291	12,347	11,106
2020	10,423	12,623	11,139
2020	8,358	10,592	8,743
2020	9,044	11,696	9,348
2020	8,762	11,500	9,061
2021	10,849	13,752	11,166
2021	11,969	14,816	12,322
2021	12,077	15,241	12,425
2021	12,494	15,430	12,532
2022	12,408	14,718	12,609
2022	11,194	13,609	11,888
2022	10,855	13,059	11,196
2022	9,909	11,881	10,483
2023	12,155	14,302	12,692
2023	12,333	14,755	12,884
2023	12,962	15,252	13,461
2023	11,792	13,592	12,382
2024	13,046	15,733	14,006
2024	13,914	16,124	14,494
2024	14,815	16,962	15,332
2024	14,674	16,714	15,199

202411-4029887, 202412-3916152

F427-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Value Equity Fund (R Class)	24.44%	7.35%	3.91%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	6.24	5.27
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	6.47	4.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$12,105,262
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$6,736
  Portfolio Turnover Rate15.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

R Class (RRIGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Value Equity Fund

I Class (TRTIX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - I Class	$77	0.68%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
10/31/15	494,612	508,493	500,012
1/31/16	453,448	458,126	439,312
4/30/16	481,674	492,864	477,341
7/31/16	483,140	495,913	469,893
10/31/16	483,507	492,086	483,239
1/31/17	495,604	513,245	514,608
4/30/17	532,651	548,526	543,793
7/31/17	562,894	584,028	576,734
10/31/17	578,393	607,419	595,387
1/31/18	610,519	654,924	642,866
4/30/18	586,873	628,114	615,973
7/31/18	572,531	621,423	598,506
10/31/18	511,285	565,784	549,575
1/31/19	512,829	572,974	554,586
4/30/19	536,719	607,910	574,011
7/31/19	519,199	605,263	556,786
10/31/19	550,654	628,268	579,870
1/31/20	558,883	642,297	581,604
4/30/20	448,745	538,964	456,460
7/31/20	486,413	595,140	488,061
10/31/20	472,082	585,142	473,060
1/31/21	585,864	699,736	582,988
4/30/21	647,292	753,902	643,367
7/31/21	653,978	775,522	648,726
10/31/21	677,797	785,146	654,303
1/31/22	674,125	748,906	658,353
4/30/22	609,288	692,493	620,664
7/31/22	591,684	664,488	584,548
10/31/22	541,017	604,571	547,351
1/31/23	664,378	727,723	662,672
4/30/23	675,015	750,813	672,696
7/31/23	710,916	776,087	702,821
10/31/23	647,979	691,635	646,456
1/31/24	717,606	800,568	731,275
4/30/24	766,938	820,471	756,737
7/31/24	817,641	863,092	800,502
10/31/24	811,703	850,476	793,537

202411-4029887, 202412-3916152

F529-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
International Value Equity Fund (I Class)	25.27%	8.07%	5.42%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	6.24	5.96
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	6.47	5.16

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$12,105,262
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$6,736
  Portfolio Turnover Rate15.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

I Class (TRTIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Value Equity Fund

Z Class (TROZX)

This annual shareholder report contains important information about International Value Equity Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  The industrials and business services sector contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. UK jet engine manufacturer Rolls-Royce, whose shares more than doubled over the period as it continued to turn itself around under a new chief executive, was a substantial contributor. Consumer staples helped relative returns largely owing to positive stock selection and an underweight to the sector, which trailed the benchmark return.

  The communication services sector detracted the most from relative performance due to adverse stock selection. An overweight to the energy sector, which lagged the benchmark with a negative return, also weighed on relative returns.

  The fund relies on a disciplined value investing approach leveraging the firm’s global research platform to identify attractive businesses when they have fallen out of favor and trade at a material discount to intrinsic value. Sector and regional allocations are primarily driven by bottom-up stock selection. Financials was the largest overweight sector at period-end, while information technology was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
4/30/20	11,922	11,700	11,568
7/31/20	12,942	12,919	12,369
10/31/20	12,584	12,702	11,989
1/31/21	15,634	15,190	14,775
4/30/21	17,302	16,365	16,305
7/31/21	17,513	16,835	16,441
10/31/21	18,181	17,044	16,582
1/31/22	18,109	16,257	16,684
4/30/22	16,395	15,032	15,729
7/31/22	15,946	14,424	14,814
10/31/22	14,611	13,124	13,871
1/31/23	17,975	15,797	16,794
4/30/23	18,298	16,298	17,048
7/31/23	19,304	16,847	17,811
10/31/23	17,627	15,014	16,383
1/31/24	19,557	17,378	18,533
4/30/24	20,922	17,810	19,178
7/31/24	22,361	18,736	20,287
10/31/24	22,225	18,462	20,110

202411-4029887, 202412-3916152

F1258-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
International Value Equity Fund (Z Class)	26.08%	18.83%
MSCI EAFE Index Net (Regulatory Benchmark)	22.97	14.16
MSCI EAFE Value Index Net (Strategy Benchmark)	22.75	16.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$12,105,262
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$6,736
  Portfolio Turnover Rate15.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	15.5
Health Care	11.5
Consumer Discretionary	8.8
Consumer Staples	6.9
Materials	6.3
Communication Services	5.5
Energy	5.4
Information Technology	5.2
Other	8.5

Top Ten Holdings (as a % of Net Assets)

AstraZeneca	2.4%
Rolls-Royce Holdings	2.3
TotalEnergies	2.0
ING Groep	1.9
Sanofi	1.9
AXA	1.8
UniCredit	1.8
Roche Holding	1.7
Unilever	1.7
Hitachi	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Value Equity Fund

Z Class (TROZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRIGX International Value
Equity Fund
PAIGX International Value
Equity Fund–
.
Advisor Class
RRIGX International Value
Equity Fund–
.
R Class
TRTIX International Value
Equity Fund–
.
I Class
TROZX International Value
Equity Fund–
.
Z Class

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 14.72 $ 12.67 $ 16.31 $ 11.54 $ 13.86
Investment activities
Net investment income
(1)(2)
0.44 0.46 0.43 0.30 0.26
Net realized and unrealized
gain/loss 3.18 2.00 (3.68) 4.66 (2.18)
Total from investment activities 3.62 2.46 (3.25) 4.96 (1.92)
Distributions
Net investment income (0.43) (0.41) (0.37) (0.19) (0.40)
Net realized gain — — (0.02) — —
Total distributions (0.43) (0.41) (0.39) (0.19) (0.40)
NET ASSET VALUE
End of period $ 17.91 $ 14.72 $ 12.67 $ 16.31 $ 11.54
Ratios/Supplemental Data
Total return
(2)(3)
24.95% 19.59% (20.35)% 43.23% (14.38)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.87% 0.85% 0.89% 0.79% 0.81%
Net expenses after waivers/
payments by Price Associates 0.87% 0.85% 0.89% 0.79% 0.81%
Net investment income 2.59% 3.06% 2.96% 1.98% 2.04%
Portfolio turnover rate 15.9% 17.5% 20.7% 21.7% 24.2%
Net assets, end of period (in
millions) $391 $386 $205 $392 $1,049
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 14.92 $ 12.83 $ 16.50 $ 11.73 $ 14.11
Investment activities
Net investment income
(1)(2)
0.42 0.39 0.42 0.32 0.21
Net realized and unrealized
gain/loss 3.22 2.08 (3.74) 4.68 (2.20)
Total from investment activities 3.64 2.47 (3.32) 5.00 (1.99)
Distributions
Net investment income (0.42) (0.38) (0.33) (0.23) (0.39)
Net realized gain — — (0.02) — —
Total distributions (0.42) (0.38) (0.35) (0.23) (0.39)
NET ASSET VALUE
End of period $ 18.14 $ 14.92 $ 12.83 $ 16.50 $ 11.73
Ratios/Supplemental Data
Total return
(2)(3)
24.74% 19.37% (20.50)% 42.92% (14.62)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.09% 1.07% 1.08% 1.07% 1.09%
Net expenses after waivers/
payments by Price Associates 1.09% 1.07% 1.08% 1.07% 1.09%
Net investment income 2.45% 2.59% 2.84% 2.07% 1.67%
Portfolio turnover rate 15.9% 17.5% 20.7% 21.7% 24.2%
Net assets, end of period (in
thousands) $33,513 $27,085 $24,983 $36,712 $30,221
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 14.61 $ 12.57 $ 16.17 $ 11.50 $ 13.87
Investment activities
Net investment income
(1)(2)
0.37 0.35 0.38 0.28 0.19
Net realized and unrealized
gain/loss 3.16 2.03 (3.67) 4.59 (2.18)
Total from investment activities 3.53 2.38 (3.29) 4.87 (1.99)
Distributions
Net investment income (0.39) (0.34) (0.29) (0.20) (0.38)
Net realized gain — — (0.02) — —
Total distributions (0.39) (0.34) (0.31) (0.20) (0.38)
NET ASSET VALUE
End of period $ 17.75 $ 14.61 $ 12.57 $ 16.17 $ 11.50
Ratios/Supplemental Data
Total return
(2)(3)
24.44% 19.00% (20.69)% 42.60% (14.86)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.33% 1.31% 1.33% 1.32% 1.35%
Net expenses after waivers/
payments by Price Associates 1.33% 1.31% 1.33% 1.32% 1.35%
Net investment income 2.19% 2.33% 2.65% 1.83% 1.51%
Portfolio turnover rate 15.9% 17.5% 20.7% 21.7% 24.2%
Net assets, end of period (in
thousands) $35,663 $30,645 $29,692 $35,836 $26,821
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 14.62 $ 12.60 $ 16.22 $ 11.53 $ 13.83
Investment activities
Net investment income
(1)(2)
0.49 0.44 0.48 0.39 0.26
Net realized and unrealized
gain/loss 3.14 2.03 (3.68) 4.59 (2.16)
Total from investment activities 3.63 2.47 (3.20) 4.98 (1.90)
Distributions
Net investment income (0.48) (0.45) (0.40) (0.29) (0.40)
Net realized gain — — (0.02) — —
Total distributions (0.48) (0.45) (0.42) (0.29) (0.40)
NET ASSET VALUE
End of period $ 17.77 $ 14.62 $ 12.60 $ 16.22 $ 11.53
Ratios/Supplemental Data
Total return
(2)(3)
25.27% 19.77% (20.18)% 43.58% (14.27)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.68% 0.69% 0.69% 0.68% 0.66%
Net expenses after waivers/
payments by Price Associates 0.68% 0.69% 0.68% 0.68% 0.66%
Net investment income 2.89% 2.98% 3.31% 2.51% 2.06%
Portfolio turnover rate 15.9% 17.5% 20.7% 21.7% 24.2%
Net assets, end of period (in
millions) $1,078 $826 $671 $834 $207
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 14.72 $ 12.70 $ 16.35 $ 11.59 $ 9.21
Investment activities
Net investment income
(2)(3)
0.61 0.54 0.57 0.48 0.22
Net realized and unrealized
gain/loss 3.15 2.05 (3.69) 4.62 2.16
(4)
Total from investment activities 3.76 2.59 (3.12) 5.10 2.38
Distributions
Net investment income (0.57) (0.57) (0.51) (0.34) —
Net realized gain — — (0.02) — —
Total distributions (0.57) (0.57) (0.53) (0.34) —
NET ASSET VALUE
End of period $ 17.91 $ 14.72 $ 12.70 $ 16.35 $ 11.59

T. ROWE PRICE International Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
26.08% 20.64% (19.63)% 44.47% 25.84%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.65% 0.66%
(6)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(6)
Net investment income 3.58% 3.65% 3.92% 3.15% 3.01%
(6)
Portfolio turnover rate 15.9% 17.5% 20.7% 21.7% 24.2%
Net assets, end of period (in
millions) $10,567 $8,536 $8,218 $12,257 $8,798
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE International Value Equity Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.0%
Common Stocks 2.0%
BHP Group  2,682,818 74,536
BHP Group (GBP) (1) 2,912,482 80,832
Downer EDI  17,111,646 62,698
Worley  3,335,858 30,632
Total Australia (Cost $234,877) 248,698
AUSTRIA 2.4%
Common Stocks 2.4%
BAWAG Group  1,947,645 150,961
Erste Group Bank  1,411,507 79,843
OMV  1,345,958 55,778
Total Austria (Cost $182,935) 286,582
BRAZIL 0.7%
Common Stocks 0.7%
B3  25,739,000 47,329
Multiplan Empreendimentos Imobiliarios  7,500,903 33,204
Total Brazil (Cost $92,111) 80,533
CANADA 2.9%
Common Stocks 2.9%
BRP (1) 857,310 42,270
Cenovus Energy  6,001,093 96,502
Definity Financial  1,372,592 52,967
Magna International (USD)  600,117 23,687
National Bank of Canada  702,739 67,026
Sun Life Financial  1,146,885 63,590
Total Canada (Cost $293,679) 346,042
CHINA 1.4%
Common Stocks 1.4%
Alibaba Group Holding, ADR (USD)  1,104,896 108,258
Baidu, ADR (USD) (1)(2) 427,041 38,959
Fosun International (HKD)  30,259,500 17,179
Total China (Cost $222,424) 164,396

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
FINLAND 0.6%
Common Stocks 0.6%
Sampo, Class A  1,773,240 78,627
Total Finland (Cost $63,206) 78,627
FRANCE 12.8%
Common Stocks 12.8%
Airbus  970,627 148,061
Alstom (2) 2,727,648 59,998
ArcelorMittal  2,188,739 54,137
AXA  5,737,827 215,440
BNP Paribas  1,987,185 135,713
Cie de Saint-Gobain  1,074,246 97,418
Dassault Aviation  245,659 49,602
Edenred  1,845,369 59,684
Engie  4,762,617 79,829
Euronext  490,092 54,074
Forvia  2,157,260 20,580
Sanofi  2,148,708 227,075
TotalEnergies  3,943,062 247,449
Ubisoft Entertainment (1)(2) 2,352,001 35,444
Vinci  549,638 61,571
Total France (Cost $1,327,963) 1,546,075
GERMANY 9.1%
Common Stocks 8.5%
Allianz  383,830 120,832
BASF  963,284 46,828
Bayer  1,750,970 47,183
Covestro (2) 1,572,284 99,583
Daimler Truck Holding  1,693,927 70,045
Deutsche Post  1,651,409 66,336
Deutsche Telekom  4,653,577 140,694
Fresenius (2) 1,128,934 41,218
Heidelberg Materials  600,129 66,098
KION Group  862,907 33,504
Mercedes-Benz Group  967,228 58,760
Puma  791,598 36,097
Siemens  863,066 167,909

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Springer Nature (2) 1,176,390 29,687
1,024,774
Preferred Stocks 0.6%
Volkswagen  798,025 77,459
77,459
Total Germany (Cost $1,056,306) 1,102,233
HONG KONG 2.2%
Common Stocks 2.2%
AIA Group  13,741,800 108,455
CK Hutchison Holdings  9,058,500 47,640
Galaxy Entertainment Group  11,581,000 51,542
Hongkong Land Holdings (USD)  9,363,603 40,147
Wharf Real Estate Investment  7,198,000 21,641
Total Hong Kong (Cost $324,184) 269,425
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank  1,181,911 58,843
Total Hungary (Cost $40,453) 58,843
INDIA 0.5%
Common Stocks 0.5%
ICICI Bank, ADR (USD)  1,845,097 56,110
Total India (Cost $19,738) 56,110
ITALY 4.2%
Common Stocks 4.2%
Enel  18,184,430 137,912
Leonardo  4,657,837 111,023
Stellantis  3,863,809 52,959
UniCredit  4,805,062 212,572
Total Italy (Cost $321,427) 514,466

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 18.3%
Common Stocks 18.3%
Asahi Group Holdings  6,989,900 83,916
Fujitsu  4,378,600 84,182
Hitachi  7,973,100 200,323
Isetan Mitsukoshi Holdings  2,108,000 31,367
Kao  1,573,100 69,335
MatsukiyoCocokara  3,460,000 47,107
Minebea Mitsumi  1,708,900 30,084
Mitsubishi Electric  5,033,800 88,557
Mitsubishi Estate  6,309,700 93,308
Mitsubishi UFJ Financial Group  15,661,500 165,076
Mitsui Fudosan  10,303,000 87,909
Nippon Sanso Holdings  1,670,500 57,986
Nippon Steel  2,316,100 46,344
Nippon Telegraph & Telephone  84,062,000 81,106
Niterra  1,151,200 32,627
Open House Group (1) 987,300 36,393
ORIX  4,220,900 88,934
Persol Holdings  36,681,100 61,607
Renesas Electronics  4,481,200 60,041
Resona Holdings  8,503,400 56,103
Sega Sammy Holdings  2,434,900 45,823
Seven & i Holdings  7,623,200 109,774
Sompo Holdings  4,317,300 92,559
Stanley Electric  1,682,000 28,768
SUMCO (1) 3,216,700 30,756
Sumitomo  2,584,100 54,515
Taiheiyo Cement  1,937,500 42,209
Takeda Pharmaceutical  3,733,600 104,172
Toyota Motor  10,566,200 182,060
Yamaha  3,321,000 26,818
Total Japan (Cost $1,702,888) 2,219,759
NETHERLANDS 7.2%
Common Stocks 7.2%
AerCap Holdings (USD)  708,745 66,303
Akzo Nobel  915,360 58,412
ASML Holding  163,205 109,859
ASR Nederland  1,006,984 47,730

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Heineken  869,755 71,335
ING Groep  13,758,100 233,480
Koninklijke Philips (2) 5,701,782 150,007
Prosus  2,278,119 96,067
Signify  1,658,441 40,606
Total Netherlands (Cost $716,916) 873,799
PORTUGAL 1.7%
Common Stocks 1.7%
Banco Comercial Portugues, Class R  148,206,983 74,763
Galp Energia  5,677,339 97,036
Jeronimo Martins  1,615,488 31,340
Total Portugal (Cost $146,032) 203,139
SINGAPORE 0.8%
Common Stocks 0.8%
United Overseas Bank  4,208,936 102,315
Total Singapore (Cost $66,280) 102,315
SOUTH KOREA 2.1%
Common Stocks 2.1%
KB Financial Group  683,205 44,455
KT, ADR (USD) (2) 4,264,898 67,087
LG Chem  153,661 34,550
Samsung Electronics  2,586,768 109,837
Total South Korea (Cost $219,027) 255,929
SWEDEN 2.3%
Common Stocks 2.3%
Boliden  1,517,645 47,478
Millicom International Cellular, SDR (2) 2,232,834 61,934
Swedbank, Class A  3,655,374 74,170
Telefonaktiebolaget LM Ericsson, Class B  10,730,694 89,967
Total Sweden (Cost $241,848) 273,549
SWITZERLAND 3.9%
Common Stocks 3.9%
Julius Baer Group  990,037 60,364

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Novartis  1,048,639 113,784
Roche Holding  669,728 207,551
Sandoz Group  1,985,539 90,518
Total Switzerland (Cost $328,725) 472,217
TAIWAN 1.2%
Common Stocks 1.2%
Taiwan Semiconductor Manufacturing  4,671,000 146,480
Total Taiwan (Cost $17,999) 146,480
UNITED KINGDOM 20.2%
Common Stocks 20.2%
Amcor, CDI (AUD)  4,339,662 47,841
AstraZeneca, ADR (USD)  4,139,458 294,522
Barclays  36,301,121 111,281
BP  31,033,213 151,778
British American Tobacco  1,500,934 52,486
BT Group (1) 35,805,147 63,933
GSK, ADR (USD) (1) 3,156,785 116,043
HSBC Holdings  18,127,182 166,372
Imperial Brands  5,145,278 155,274
Informa  6,054,065 63,246
Investec  5,106,180 39,314
Legal & General Group  11,010,208 30,882
Lloyds Banking Group  124,055,136 85,152
National Grid  8,733,684 109,662
Pearson  4,110,709 60,363
Prudential  9,596,808 79,892
Rolls-Royce Holdings (2) 40,844,947 281,846
Smiths Group  2,590,881 51,126
SSE  2,875,466 65,340
Standard Chartered  5,974,314 69,281
Taylor Wimpey  26,483,343 50,072
Unilever  3,335,100 203,448
WPP  8,713,558 91,588
Total United Kingdom (Cost $1,977,019) 2,440,742

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 254,836,370 254,836
Total Short-Term Investments (Cost $254,836) 254,836
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 183,684,292 183,684
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 183,684
Total Securities Lending Collateral (Cost $183,684) 183,684
Total Investments in Securities
100.6% of Net Assets
(Cost $10,034,557) $ 12,178,479
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at October 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 11/15/24 JPY 34,210,222 USD 234,399 $ (8,809)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (8,809)

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 11,432++
Totals $ —# $ — $ 11,432+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 109,222  ¤  ¤ $ 438,520
Total $ 438,520^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $11,432 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $438,520.

T. ROWE PRICE International Value Equity Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,034,557) $ 12,178,479
Foreign currency (cost $35,831) 32,481
Dividends receivable 24,024
Restricted cash pledged for bilateral derivatives 10,990
Receivable for shares sold 8,980
Due from affiliates 5,947
Receivable for investment securities sold 2,286
Cash 3
Other assets 52,301
Total assets 12,315,491
Liabilities
Obligation to return securities lending collateral 183,684
Unrealized loss on forward currency exchange contracts 8,809
Investment management fees payable 6,685
Payable for investment securities purchased 5,709
Payable for shares redeemed 4,932
Payable to directors 3
Other liabilities 407
Total liabilities 210,229
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 12,105,262

T. ROWE PRICE International Value Equity Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,021,192
Paid-in capital applicable to 676,365,369 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 10,084,070
NET ASSETS $ 12,105,262
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $390,935; Shares outstanding: 21,823,736) $ 17.91
Advisor Class
(Net assets: $33,513; Shares outstanding: 1,847,752) $ 18.14
R Class
(Net assets: $35,663; Shares outstanding: 2,009,140) $ 17.75
I Class
(Net assets: $1,078,270; Shares outstanding: 60,682,662) $ 17.77
Z Class
(Net assets: $10,566,881; Shares outstanding:
590,002,079) $ 17.91

T. ROWE PRICE International Value Equity Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $20,768) $ 413,032
Securities lending 984
.
  Interest 3
Other 30
Total income 414,049
Expenses
Investment management 73,479
Shareholder servicing
Investor Class $ 696
Advisor Class 56
R Class 58
I Class 258 1,068
Rule 12b-1 fees
Advisor Class 79
R Class 170 249
Prospectus and shareholder reports
Investor Class 40
Advisor Class 1
I Class 8
Z Class 7 56
Custody and accounting 1,761
Legal and audit 224
Registration 99
Directors 38
Proxy and annual meeting 4
Miscellaneous 424
Waived / paid by Price Associates (66,743)
Total expenses 10,659
Net investment income 403,390

T. ROWE PRICE International Value Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $3,905) 550,874
Forward currency exchange contracts 18,703
Foreign currency transactions (699)
Net realized gain 568,878
Change in net unrealized gain / loss
Securities 1,561,297
Forward currency exchange contracts (8,809)
Other assets and liabilities denominated in foreign currencies 765
Change in net unrealized gain / loss 1,553,253
Net realized and unrealized gain / loss 2,122,131
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,525,521

T. ROWE PRICE International Value Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 403,390 $ 369,444
Net realized gain 568,878 98,510
Change in net unrealized gain / loss 1,553,253 1,409,070
Increase in net assets from operations 2,525,521 1,877,024
Distributions to shareholders
Net earnings
Investor Class (8,326) (6,537)
Advisor Class (751) (725)
R Class (787) (781)
I Class (27,353) (24,273)
Z Class (329,127) (358,628)
Decrease in net assets from distributions (366,344) (390,944)
Capital share transactions
*
Shares sold
Investor Class 149,973 275,586
Advisor Class 9,427 4,812
R Class 5,925 3,638
I Class 223,273 172,326
Z Class 1,219,722 561,041
Distributions reinvested
Investor Class 7,847 6,035
Advisor Class 738 715
R Class 787 781
I Class 25,522 23,349
Z Class 329,127 358,628
Shares redeemed
Investor Class (215,748) (130,477)
Advisor Class (9,493) (7,539)
R Class (8,073) (8,347)
I Class (179,991) (150,961)
Z Class (1,418,695) (1,938,370)
Increase (decrease) in net assets from capital
share transactions 140,341 (828,783)

T. ROWE PRICE International Value Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase during period 2,299,518 657,297
Beginning of period 9,805,744 9,148,447
End of period $ 12,105,262 $ 9,805,744
*Share information (000s)
Shares sold
Investor Class 8,630 18,335
Advisor Class 540 315
R Class 345 242
I Class 13,185 11,751
Z Class 74,044 37,421
Distributions reinvested
Investor Class 492 426
Advisor Class 46 50
R Class 49 55
I Class 1,615 1,663
Z Class 20,791 25,525
Shares redeemed
Investor Class (13,531) (8,686)
Advisor Class (554) (496)
R Class (482) (562)
I Class (10,588) (10,193)
Z Class (84,888) (129,904)
Increase (decrease) in shares outstanding 9,694 (54,058)

T. ROWE PRICE International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Value Equity
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. The fund has five classes of shares: the International Value Equity Fund (Investor Class),
the International Value Equity Fund–Advisor Class (Advisor Class), the
International Value Equity Fund–R Class (R Class), the International Value
Equity Fund–I Class (I Class) and the International Value Equity Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE International Value Equity Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
October 31, 2024, the fund realized $96,186,000 of net gain on $303,974,000 of in-kind redemptions.

T. ROWE PRICE International Value Equity Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE International Value Equity Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE International Value Equity Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE International Value Equity Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 770,969 $ 10,891,531 $ — $ 11,662,500
Preferred Stocks — 77,459 — 77,459
Short-Term Investments 254,836 — — 254,836
Securities Lending Collateral 183,684 — — 183,684
Total $ 1,209,489 $ 10,968,990 $ — $ 12,178,479
Liabilities
Forward Currency Exchange
Contracts $ — $ 8,809 $ — $ 8,809

T. ROWE PRICE International Value Equity Fund

asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Foreign exchange derivatives Forwards $ 8,809
Total $ 8,809

T. ROWE PRICE International Value Equity Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Realized Gain (Loss)
Foreign exchange derivatives $ 18,703
Total $ 18,703
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (8,809)
Total $ (8,809)

T. ROWE PRICE International Value Equity Fund

percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2024, cash of $10,990,000 had been posted by the fund to counterparties for bilateral derivatives. As of
October 31, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into

T. ROWE PRICE International Value Equity Fund

the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying

T. ROWE PRICE International Value Equity Fund

financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $174,875,000; the value of cash collateral and related investments was $183,684,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,071,453,000 and
$1,781,081,000, respectively, for the year ended October 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of net currency gains or losses and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 366,344 $ 390,944

T. ROWE PRICE International Value Equity Fund

At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and certain open derivative contracts and differences in treatment of corporate actions. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended October 31, 2024, the fund utilized $405,974,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a
($000s)
Cost of investments $ 10,127,696
Unrealized appreciation $ 3,310,792
Unrealized depreciation (1,261,846)
Net unrealized appreciation (depreciation) $ 2,048,946
($000s)
Undistributed ordinary income $ 361,761
Net unrealized appreciation (depreciation) 2,048,946
Loss carryforwards and deferrals (389,515)
Total distributable earnings (loss) $ 2,021,192

T. ROWE PRICE International Value Equity Fund

reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in

T. ROWE PRICE International Value Equity Fund

place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $55,000 remain subject to repayment by the fund at
October 31, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE International Value Equity Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended October 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $391,000 for T. Rowe Price
Services, Inc.; and $50,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.49% 0.05% 0.00%
Expense
limitation date 02/28/26 02/28/26 02/28/26 02/28/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $17 $(66,760)

T. ROWE PRICE International Value Equity Fund

time without prior notice. For the year ended October 31, 2024, the fund was charged $196,000 for shareholder servicing costs related to the college savings plans, of which $69,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2024, approximately 41% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds.
The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may

T. ROWE PRICE International Value Equity Fund

be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2024, the fund earned $3,000 in interest income related to loans made to other funds on two days in the average amount of $7,800,000 and at an average annual rate of
6.94%. At October 31, 2024, there were no loans outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Value Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Value Equity Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Value Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Value Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $353,353,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $406,818,000 and foreign taxes paid of $19,145,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F127-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024